INTEREST INCOME, NET - Schedule of Financial Income (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTEREST INCOME, NET
Interest income	€ 796	€ 1,311	€ 404
Interest expense	(236)	(232)	(168)
Total	€ 560	€ 1,079	€ 236